UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22299

RENN Fund, Inc.

(Exact name of Registrant as specified in charter)

8080 N. Central Expressway, Suite 210/LB 59

Dallas, Texas 75206

(Address of principal executive offices)

214-891-8294

(Registrant’s telephone number, including area code)

Russell Cleveland

President and CEO

RENN Capital Group, Inc.

8080 N. Central Expressway, Suite 210/LB 59

Dallas, Texas 75206

(Name and address of agent for service of process)

214-891-8294

(Agent’s telephone number, including area code)

Date of fiscal year end: December 31

December 31, 2015

(Date of reporting period)

Item 1. Annual Report to Shareholders

RENN Fund, Inc.

2015 Annual Report

"The Entrepreneurial Difference"

ANNUAL REPORT TO SHAREHOLDERS

OF

RENN FUND, INC.

December 31, 2015

Dear Shareholders,

Enclosed is the 2015 Annual Report. Last year and early 2016 have been very challenging for investors as you know. At this writing, your Fund Board of Directors is considering whether to liquidate the Fund or do a management change and recapitalization because the size of Fund is too small to be economic to shareholders. This decision will be made shortly.

Meanwhile, our largest holding Bovie Medical Corp. (NYSE:BVX) continues to make progress in developing J-Plasma as a revolutionary device in surgery. A recent recommendation came out from “SmallCAPS, Investment Research Featuring Blue Chip Small Caps” entitled “Bovie Medical is Making Its Move.” The trading price of Bovie has yet to make its move but in time could be in for substantial appreciation. Several other holdings could show above average growth in 2016.

We hope to announce our Board recommendations soon. Whatever we do, shareholders will need to approve the actions recommended. To date the Fund has distributed $83.4 million.

Sincerely,

Russell Cleveland

President and CEO

ANNUAL REPORT TO SHAREHOLDERS

OF
RENN FUND, INC.

DECEMBER 31, 2015

i

RENN Fund, Inc.

Schedule of Investments

December 31, 2015

Allocation of Assets by Industry (% of Fund’s Net Assets)

Industry	%
Communication Services	12.81%
Surgical & Medical Instruments & Apparatus	24.02%
Services-Business Services, NEC	8.04%
Telecommunications	7.84%
Medicinal Chemicals and Botanical Products	5.05%
Jewelry, Silverware & Plated Ware	3.28%
Services-Advertising	2.40%
Crude Petroleum & Natural Gas	0.58%
Other Assets and Liabilities	35.98%
100.00%

Allocation of Assets by Country (% of Fund’s Net Assets)

See Accompanying Notes to Financial Statements

1

RENN Fund, Inc.

Schedule of Investments

December 31, 2015

SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value(6)
	CONVERTIBLE BONDS – 0.54% (3)(4)(7)
	Crude Petroleum & Natural Gas—0.54%
$1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	December 31, 2014	$1,000,000	$33,000

	Total Unaffiliated Convertible Bonds	1,000,000	33,000

	COMMON EQUITIES – 50.67% (3)(4)
	Telecommunications – 7.84%
1,500,000	APIVIO Systems, Inc.	482,799	480,000

	Business Services, NEC – 8.04%
51,300	Points International, Ltd.	280,440	491,967

	Crude Petroleum & Natural Gas – 0.04%
808,445	PetroHunter Energy Corporation	101,056	2,668

	Jewelry, Silverware, and Plated Ware – 3.28%
179,075	Charles & Colvard Ltd.	573,597	200,564

	Medicinal Chemicals and Botanical Products – 5.05%
193,070	FitLife Brands, Inc.	9,131,701	308,911

	Services-Advertising – 2.40%
20,000	IDI, Inc.	685,598	146,800

	Surgical & Medical Instruments & Apparatus – 24.02%
700,000	Bovie Medical Corporation	1,610,358	1,470,000

	Total Unaffiliated Common Equities	12,865,549	3,100,910

	TOTAL UNAFFILIATED INVESTMENTS	$13,865,549	$3,133,910

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$211,527
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	$(10,943,165)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$(10,731,638)
Aggregate Cost of All Unaffiliated Securities for Income Tax Purposes	$13,865,549

See Accompanying Notes to Financial Statements

2

RENN Fund, Inc.

Schedule of Investments

December 31, 2015

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares	Company	Cost	Value(6)

	CONVERTIBLE PREFERRED EQUITIES—12.04% (2)(3)(4)
	Communications Service NEC – 12.04%
233,229	AnchorFree, Inc. Convertible Preferred Series A (1)	$419,812	$737,004

	Total Convertible Preferred Securities	419,812	737,004

	MISCELLANEOUS SECURITIES – 0.77% (1)(2)(3)(4)(5)
	Communications Service NEC – 0.77
15,023	AnchorFree, Inc., options to buy	92,971	47,473
	Total Affiliated Miscellaneous Securities	92,971	47,473

	TOTAL AFFILIATED INVESTMENTS	512,783	784,477
	TOTAL UNAFFILIATED INVESTMENTS	13,865,549	3,133,910
	TOTAL INVESTMENTS	$14,378,332	$3,918,387
	OTHER ASSETS AND LIABILITIES – 35.98%		2,201,738
	TOTAL NET ASSETS		$6,120,125

See Accompanying Notes to Financial Statements

3

RENN Fund, Inc.

Schedule of Investments

December 31, 2015

INFORMATION REGARDING RESTRICTED SECURITIES AND CONTROLLED AFFILIATES (2)(3)

	Date(s) Acquired	Cost 9/30/15	Cost 12/31/15	Value(6) 12/31/15	% of Net Assets
AnchorFree, Inc.(1)
Preferred A Equity	04/15/11	$419,812	$419,812	$737,004	12.04%
AnchorFree, Inc. (1)(5)
Options to buy @ $0.3971	06/29/12	92,971	92,971	47,473	0.77

Total Restricted and Controlled Securities		$512,783	$512,783	$784,477	12.81%

(1)	Securities in a privately owned company.
(2)	“Affiliated,” generally means that the Fund (and/or affiliated funds) has a director on issuer’s board and/or the Fund owns more than 5% of the issuer’s voting shares.
(3)	Non-Income Producing.
(4)	Percentage is calculated as a percentage of net assets.
(5)	These options represent the Fund’s ability to purchase 15,023 common shares of AnchorFree Inc. at $0.3971 per share. These options were issued as compensation for Russell Cleveland’s advisory services to the Company prior to Mr. Cleveland’s joining the board. These options expire three months after Russell Cleveland ceases to be a member of the board. On January 2, 2016, Mr. Cleveland exercised these options.
(6)	See Note 5 to the Financial Statements for Fair Value Measurements.
(7)	The PetroHunter Energy Corporation (“PetroHunter”) note is in default as of December 31, 2014. The note is valued on an as converted basis consistent with prior years, using PetroHunter’s observable stock price of $0.0033.

See Accompanying Notes to Financial Statements

4

RENN Fund, Inc.

Statement of Assets and Liabilities

December 31, 2015

ASSETS

Assets:
Investments at fair value
Unaffiliated investments, cost of $13,865,549	$3,133,910
Affiliated investments, cost of $512,783	784,477
Total investments, cost of $14,378,332		$3,918,387
Cash and cash equivalents		2,230,325
Prepaid and other assets		19,587

Total assets		$6,168,299

LIABILITIES AND NET ASSETS

Liabilities:
Accounts payable		$11,326
Accounts payable – affiliate		36,848

Total liabilities		$48,174

Net assets consist of:
Common stock, $1 par value, 20,000,000 shares authorized, 4,673,867 shares issued, and 4,463,967 shares outstanding		$4,673,867
Additional paid in capital		22,563,480
Treasury stock at cost		(1,734,967)
Accumulated net realized loss on investments		(8,922,310)
Net unrealized depreciation of investments		(10,459,945)

Net assets		$6,120,125

Net asset value per share		$1.37

See Accompanying Notes to Financial Statements

5

RENN Fund, Inc.

Statement of Operations

Year Ended December 31, 2015

Investment income:
Interest income	$377
Dividend income	1,248
1,625

Expenses:
General and administrative	32,630
Shareholder expenses	34,289
Legal fees	46,640
Audit and accounting fees	62,520
Directors’ fees and expenses	93,000
Insurance expense	57,387
Management fee to affiliate	134,221

460,687

Net investment loss	(459,062)

Realized and unrealized gain (loss) on investments:
Net change in unrealized depreciation of investments	(4,932,770)
Net realized gain on investments – unaffiliated companies	1,654,667

Net loss on investments	(3,278,103)

Net decrease in net assets resulting from operations	$(3,737,165)

Net decrease in net assets resulting from operations per share	$(0.84)

Weighted average shares outstanding	4,463,967

See Accompanying Notes to Financial Statements

6

RENN Fund, Inc.

Statements of Changes in Net Assets

Years Ended December 31, 2015 and 2014

	2015	2014

From operations:
Net investment loss	$(459,062)	$(521,123)
Net realized gain(loss) on investment	1,654,667	(7,333,866)
Net change in unrealized (depreciation) appreciation of investments	(4,932,770)	7,173,339

Net decrease in net assets resulting from operations	(3,737,165)	(681,650)

Net assets:
Beginning of year	9,857,290	10,538,940

End of year	$6,120,125	$9,857,290

See Accompanying Notes to Financial Statements

7

RENN Fund, Inc.

Statement of Cash Flows

Year Ended December 31, 2015

Cash flows from operating activities:
Decrease in net assets resulting from operations	$(3,737,165)
Adjustments to reconcile decrease in net assets from operations to net cash provided by (used in) operations:
Net unrealized depreciation on investments	4,932,770
Net realized gain on investments	(1,654,667)
Increase in prepaid and other assets	(1,796)
Increase in accounts payable	10,114
Decrease in accounts payable - affiliate	(16,492)
Purchase of investments	(612,079)
Proceeds from sale of investments	2,803,569

Net cash provided by operating activities	1,724,254

Net increase in cash and cash equivalents	1,724,254

Cash and cash equivalents at beginning of the year	506,071

Cash and cash equivalents at end of the year	$2,230,325

See Accompanying Notes to Financial Statements

8

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2015

Note 1	Organization and Business Purpose

RENN Fund, Inc. (the “Fund”), is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and is registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide its shareholders primarily with long-term capital appreciation by investing substantially in privately-placed convertible and equity securities of emerging growth companies traded on U.S. securities exchanges.

RENN Capital Group, Inc. (“RENN Group”), a Texas corporation, serves as the Investment Adviser to the Fund. In this capacity, RENN Group is primarily responsible for the selection, evaluation, structure, valuation, and administration of the Fund’s investment portfolio, subject to the supervision of the Board of Directors. RENN Group is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

Note 2	Summary of Significant Accounting Policies

Valuation of Investments

All investments are stated at their estimated fair value, as described in Note 5.

Revenue Recognition

The Fund recognizes realized gain/loss in the period of the sale based upon the identified cost basis. Change in unrealized gain/loss is reflected during the period of the change. Dividend income is recorded on the record date. Interest income is recorded as earned on an accrual basis. For debentures that are late in making payments as scheduled in the note agreements, the Fund determines whether to continue accruing interest on the note based upon the current circumstances facing the companies. The Fund reserves any dividends or interest income which is deemed to be potentially uncollectible based upon an analysis of several factors used in assessing the financial condition of each company.

Cash and Cash Equivalents

As of December 31, 2015, cash and cash equivalents are at risk to the extent that they exceed Federal Deposit Insurance Corporation insured amounts. The Fund has not experienced any losses as a result of this risk. The Fund considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. As of December 31, 2015, cash equivalents were held in the Federated Prime Obligations Fund which is not covered by depository insurance.

9

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2015

Note 2	Summary of Significant Accounting Policies, continued

Income Tax

The Fund has elected the special income tax treatment available to a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) which allows the Fund to be relieved of federal income tax on that part of its net investment income and realized capital gain that it pays out to its shareholders. The requirements to qualify for RIC status include, but are not limited to certain qualifying income tests, asset diversification tests and distribution of substantially all of the Fund’s taxable investment income to its shareholders. It is the intent of management to comply with all IRC requirements as they pertain to a RIC and to distribute all of the Fund’s taxable investment income and realized long-term capital gain within the defined period under the IRC to qualify as a RIC. Failure to qualify as a RIC would subject the Fund to federal income tax as if the Fund were an ordinary corporation, which could result in a substantial reduction in the Fund’s net assets as well as the amount of cash available for distribution to shareholders. Continued qualification as a RIC requires management to satisfy certain investment diversification requirements in future years. There can be no assurance that the Fund will qualify as a RIC in future years.

Federal income taxes payable on behalf of shareholders on realized capital gains that the Fund elects to retain are accrued and reflected as tax expense paid on behalf of shareholders on the last day of the tax year in which such gains are realized.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3	Due to/from Broker

The Fund conducts business with various brokers for its investment activities.  The clearing and depository operations for the investment activities are performed pursuant to agreements with these brokers. “Due from broker” represents unsettled sales transactions. “Due to broker” represents a margin loan payable to these brokers, which is secured by cash maintained with the lending broker as collateral for the margin loan. The Fund is subject to credit risk to the extent the brokers are unable to deliver cash balances or securities, or clear security transactions on the Fund’s behalf.  RENN Group actively monitors the Fund’s exposure to these brokers and believes the likelihood of loss under those circumstances is remote. At December 31, 2015, there were no amounts “due from broker” or “due to broker.”

10

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2015

Note 3	Due to/from Broker, continued

The terms on a margin loan are governed by federal regulation and by the rules of Financial Industry Regulatory Authority (“FINRA”) and the securities exchanges. In general under Federal Reserve Board Regulation T, firms can lend a customer up to 50% of the price of a security and 90% of a United States Treasury Bill. The rules of FINRA and the exchanges supplement the requirements of Regulation T by placing “maintenance” margin requirements on customer accounts. Under the rules of the broker, equity in the account must not fall below 30% of the current market value of the securities in the account that have a market value above $6.625 or $2.00 per share for securities that have a market value between $2.125 and $6.625. The failure to do so may cause the firm to force the sale of or liquidate the securities in the account in order to bring the account’s equity back to the required level. The loan is not made for any specific term or duration but is due and payable at the brokerage firm’s discretion. Federal regulations under the 1940 Act require that the Fund maintain 300% asset coverage in relation to any borrowed amount.

During the year ended December 31, 2015, the Fund had no margin loans.

Note 4	Management Fees and Reimbursement

Pursuant to an Investment Advisory Agreement (the “Agreement”) effective May 15, 2009, RENN Group performs certain services, including certain management, investment advisory and administrative services necessary for the operation of the Fund. In addition, under the Agreement, the Investment Adviser is reimbursed by the Fund for certain directly allocable administrative expenses. A summary of fees and reimbursements paid by the Fund under either the Agreement or the prospectus is as follows:

RENN Group receives a management fee equal to a quarterly rate of 0.4375% of the Fund’s net assets, as determined at the end of each quarter, each payment to be due as of the last day of the calendar quarter. The Fund incurred $134,221, during the year ended December 31, 2015, for such management fees.

The Investment Adviser was reimbursed by the Fund for directly allocable administrative expenses paid by the Investment Adviser on behalf of the Fund. Such reimbursements were $40,542 during the year ended December 31, 2015.

Note 5	Valuation of Investments

Investments are carried in the statement of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors. The fair values reported are subject to various risk including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities, and warrants. These securities may be unregistered and thinly-to-moderately traded. Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

11

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2015

Note 5	Valuation of Investments (continued)

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

Restricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral. Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ, or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option). An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

12

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2015

Note 5	Valuation of Investments, continued

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$0	$33,000	$0	$33,000
Convertible Preferred Equities	0	0	737,004	737,004
Common stock	3,100,910	0	0	3,100,910
Miscellaneous Securities	0	0	47,473	47,473
Total Investments	$3,100,910	$33,000	$784,477	$3,918,387

See page 1, Schedule of Investments for a breakdown of the valuation by industry type.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning balance – December 31, 2014	$0
Purchases	0
Realized losses	0
Transferred from Level 2 to Level 3	784,477
Changes in unrealized gain or loss	0
Ending Balance – December 31, 2015	$784,477

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year unless circumstances dictate otherwise. The transfers into Level 3 during 2015 of $784,477 were due to changes in the observability of the inputs used by the Fund to estimate the fair value of the AnchorFree, Inc. investment. There were no other changes to Level 3 securities during 2015.

AnchorFree, Inc. is a private company and at December 31, 2014, the investment was valued using a recent transaction and thus was classified as a Level 2 security. At December 31, 2015, the investment was valued primarily using forecasted revenues and thus qualifies as a Level 3 security.

Quantitative Information about Level 3 Fair Value Measurements

Portfolio Company Investment	Value at 12/31/15	Valuation Technique	Unobservable Input	Range		Weighted Average
Convertible Preferred	$737,004	Income Approach	Discount Rate	18%	58%	38%
		Market Approach	Revenue Multiple	$0.39	$5.93	$3.91
		Option Pricing Method	Volatility	22%	65%	44%
Option	$47,473	Option Pricing Method	Volatility	22%	65%	44%

13

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2015

Note 6	Income Taxes

During 2015 management has followed a policy of distributing all of the Fund’s taxable investment income and realized capital gains within the defined period under the IRC to ensure that any federal income tax on such income, if any, is paid by the Fund’s shareholders.  During the year ended December 31, 2015, the Fund had a net investment loss of $459,062 and a long-term capital gain of $1,654,667, which was offset by the tax loss carryforward. Therefore, there was no declaration of any distributions.  As of December 31, 2015, the Fund had a tax loss carryforward of $7,347,610 which is available to offset future realized gains for a period of up to three years, and a tax loss carry forward of $97,082, which is available to offset future realized capital gains for a period of up to four years. In addition the Fund has a tax loss carryforward of $15,847,746 as of December 31, 2015, which is available to offset future realized capital gains, with no expiration on the tax benefits under the Regulated Investment Company Modernization Act of 2010. The Fund had no undistributed net income as of December 31, 2015. Tax returns filed within the prior three years are subject to examination by federal and state tax authorities.

Note 7	Financial Highlights

Selected per share data and ratios for each share of common stock outstanding are as follows:

	Years Ended December 31,
	2015	2014	2013	2012	2011

Net asset value, beginning of year	$2.21	$2.36	$2.53	$2.13	$2.79

Net investment loss	(0.10)	(0.12)	(0.14)	(0.13)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.74)	(0.03)	(0.03)	0.53	(0.48)

Total return from investment operations	(0.84)	(0.15)	(0.17)	0.40	(0.66)

Net asset value, end of year	$1.37	$2.21	$2.36	$2.53	$2.13

Market value, end of year	$0.90	$1.30	$1.45	$1.42	$1.82

Portfolio turnover rate	8.83%	0.00%	42.58%	32.29%	14.46%

Total investment return based on market value: (a)	(30.77)%	(10.34)%	2.11%	(21.98)%	(7.14)%

Ratio to average net assets: (b)
Net investment loss	(5.55)%	(4.86)%	(5.11)%	(5.34)%	(7.30)%

Expenses	5.57%	4.86%	5.47%	6.51%	5.25%

(a)	Total investment return is calculated by comparing the common stock price on the first day of the period to the price on the last day of the period. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan and reflects taxes paid by the Fund for deemed distributions. Total investment return calculated for a period of less than one year is not annualized.

(b)	Average net assets have been computed based on monthly valuations.

14

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2015

Note 8	Related Party Transactions

In 2009 Russell Cleveland received options to purchase 100,000 common shares of AnchorFree, Inc., at $0.3971 per share, as compensation for financial advisory services provided to AnchorFree, Inc. prior to Mr. Cleveland’s joining the board, and will expire three months after he ceases to be member of the board. In accordance with the existing agreement between the Fund and Mr. Cleveland, the Fund will receive 15,023 shares at no cost when the options are exercised. Mr. Cleveland disclaims any beneficial ownership in the Fund's portion. On January 2, 2016, Russell Cleveland exercised the options to purchase 15,023 shares of AnchorFree, Inc.

There were no similar related party transactions during 2015

15

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Directors of

RENN Fund, Inc.

We have audited the accompanying statement of assets and liabilities of RENN Fund, Inc. (Fund), including the schedule of investments, as of December 31, 2015, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RENN Fund, Inc. as of December 31, 2015, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Dallas, Texas

March 2, 2016

16

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Directors of

RENN Fund, Inc.

We have audited the accompanying financial highlights of RENN Fund, Inc. (Company) for the years ended December 31, 2012, 2011, and 2010. These financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial highlights. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial highlights referred to above present fairly, in all material respects, the RENN Fund, Inc. financial highlights for the years ended December 31, 2012, 2011, and 2010, in conformity with accounting principles generally accepted in the United States of America.

MALIN, BERGQUIST & COMPANY, LLP

Pittsburgh, Pennsylvania

February 28, 2013

17

RENN Fund, Inc.

Annual Report to Shareholders

December 31, 2015

Director and Officer Compensation

The Fund has no employees, and, therefore, does not compensate any employees. Officers of the Fund receive no compensation from the Fund, and the Fund has never issued options or warrants to officers or directors of the Fund. The Fund does not have any stock option or similar retirement or pension fund for officers or directors of the Fund.

Directors who are not employees of RENN Group receive a monthly fee of $2,000 (the Chairman of the Audit Committee receives $3,000), plus $750 and reasonable out-of-pocket expenses for each quarterly valuation meeting attended. The Fund does not pay its directors who are considered “interested persons” of the Fund any fees for their directorship services or reimburse expenses to such individuals except for those incurred specifically in the performance of their duties as directors of the Fund. The aggregate compensation paid to the directors during the period covered by this Report was $93,000.

Changes in or Disagreements with Accountants

During the two most recent fiscal years there have been no disagreements with the accountant on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure. As of October 1, 2013, Malin, Bergquist & Company, LLP was acquired by BKD, LLP.

Management Information

The business mailing address for the officers and directors listed below is: 8080 N. Central Expressway, Suite 210, LB-59, Dallas, TX 75206.

		Term of Office	Principal	No. Portfolios	Other
		And Time	Occupation	Overseen In	Public
	Positions with	Served on	During Past	Fund	Company
Name	Fund	Current Term	5 Years	Complex (1)	Directorships
Interested Directors:

Russell Cleveland (2)	President		CEO of the Fund	1	None
Age 77	CEO	Annual	and its Adviser
	Chairman	3 Years
3 Years Served

Non-Interested Officers and Directors

Ernest C. Hill	Director	3 Years	Consultant	1	None
Age 76		3 Years Served
	Chair-Audit Comm.	Annual
	Governance Comm.	Annual

Charles C. Pierce, Jr.	Director	3 Years	Private Investor	1	None
Age 81		1 Year Served
	Audit Comm.	Annual
	Chair-Governance Comm.	Annual

J. Philip McCormick	Director	3 Years	Consultant	1	PostRock
Age 74		2 Years Served			Energy
	Audit Comm.	Annual
	Governance Comm.	Annual

18

RENN Fund, Inc.

Annual Report to Shareholders

December 31, 2015

Management Information, continued

		Term of Office	Principal	No. Portfolios
		And Time	Occupation	Overseen In	Other
	Positions with	Served on	During Past	Fund	Public
Name	Fund	Current Term	5 Years	Complex (1)	Company
Lynne Marie Simon	Chief Compliance		Chief Compliance	0	None
Age 70	Officer,	Annual	Officer
	Secretary	Annual

(1)	“Fund complex” defined as U.S registered investment companies with the same adviser. There are no other such entities to group with the Fund.

(2)	Russell Cleveland is a beneficiary of a family trust which owns more than 5% of the Fund. He is also the President, sole director, and owner of RENN Capital Group, Inc., the Fund’s investment adviser.

Board Member Attributes. The following is a summary of some of the experience, skills and attributes that led to the conclusion that each member should serve as a director for the Fund:

Russell Cleveland, the Chairman, is a Chartered Financial Analyst with more than 40 years of experience as a specialist in investments in smaller capitalization companies and more than 50 years of experience in the investment business in general. A graduate of the Wharton School of Business, Russell Cleveland has served as President of the Dallas Association of Investment Analysts. He is also the President, Chief Executive Officer, sole director, and beneficial shareholder of all of the shares of RENN Capital Group, Inc., the Investment Adviser to the Fund. The Adviser also serves as investment adviser for the investments of RENN Universal Growth Investment Trust, PLC (an investment trust listed on the London Stock Exchange currently in liquidation). Mr. Cleveland has been a Director of the Fund since its inception.

Charles C. Pierce, Jr., has worked in the securities industry for more than 42 years. He is a retired Vice Chairman of Dain Rauscher, Inc., former President of the Texas Stock and Bond Dealers Association, and former Chairman of the South Central District of the Securities Industry Association covering, Texas, Oklahoma, New Mexico, Kansas, and Colorado. Mr. Pierce has been a Director of the Fund since 2002.

J. Philip McCormick was an audit partner and director of KPMG and KMG Main Hurdman from 1973 to 1991, a member of senior management with Enserch Corporation from 1991 through 1997, and currently is a Senior Adviser to Stonehenge Growth Capital and a director of PostRock Energy Corp. Mr. McCormick has been a Director of the Fund since 2006.

Ernest C. Hill has a broad background in convertible securities analysis with major NYSE brokerage firms and institutional investors. He specializes in computer-aided investment analysis and administrative procedures. He was an Assistant Professor of Finance with Southern Methodist University and an Associate Director of the Southwestern Graduate School of Banking, and was instrumental in the formation of an Entrepreneurial Seminar for the Southern Methodist School of Business. He also was an Investment Analyst with Capital Research & Management Co., Inc., a manager of a number of open-end mutual funds. He was awarded a Ford Fellowship to the Stanford School of Business, where he received an MBA with Honors in Investment and Finance. Mr. Hill has been a Director of the Fund since 1994.

Additional information concerning the directors is included in the Statement of Additional Information contained in the N-2 registration statement filed with the SEC by the Fund. This information may be obtained without charge by calling (214) 891-8294.

19

RENN Fund, Inc.

Annual Report to Shareholders

December 31, 2015

Management Information, continued

Consideration of Diversity in Board Membership. In selecting and re-electing board members, consideration is given to the presence on the Board of a broad spectrum of business acumen and personal perspectives. The Fund has members who bring experience in banking and finance, executive management of corporations, directorship, and success with entrepreneurial challenges, among others. The Fund intends to keep a diversity of skills and attitudes in its board makeup and assesses those qualities in any present director or one who is being considered for nomination to the Board.

Board Oversight of Risk. The Board endeavors to forestall risk by its development of fundamental investment policies for approval by the shareholders and other policies which are more flexible for the Adviser’s activities on the Fund’s behalf. The Board is also involved in the assessment and monitoring of risk by virtue of its review of the Fund’s investment activities, noting whether the portfolio has industry or geographic susceptibilities, the appointment of the Adviser’s portfolio managers to directorships on portfolio boards when indicated, and by review of the financial particulars of the Fund, including any occasions of debt. It also considers the strength of the Adviser’s staff to provide uninterruptible investment and administrative services to the Fund.

Board Leadership Structure. The Board has determined that Mr. Cleveland’s dual role as the Fund’s Chief Executive Officer and Chairman of the Board is appropriate for this Fund. Mr. Cleveland is an “interested person” in the Fund, giving him an additional incentive for its good performance and protection. He has foregone compensation from the Fund for both roles except for his indirect benefit from the Adviser’s management fee based on growth of the Fund’s asset values and the growth in the market value of the Fund’s stock that he owns indirectly. The appointment of a separate person serving as chairman would likely require the Fund to incur additional fee expense for the position, which the Board feels is unwarranted. The Board feels that its considerable oversight of risk fuses well with the Board’s leadership structure.

Quarterly Reports

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. A copy of each such Form N-Q is available on the SEC’s website at www.sec.gov. Such forms may also be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and you may call the Public Reference Room at 1-800-SEC-0330 for information on its hours, etc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling (800) 687-3863. You may also obtain the description on the Fund’s website at www.rencapital.com.

Portfolio Proxy Voting Records

The Fund’s record of proxy voting regarding portfolio securities is presented each year for the 12-month period ended June 30. It is filed with the SEC on Form N-PX and is available without charge by calling (214) 891-8294 and on the SEC’s website at www.sec.gov.

20

RENN Fund, Inc.

Annual Report to Shareholders

December 31, 2015

Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”), a shareholder whose shares are registered in his or her own name will be deemed to have elected to have all dividends and distributions automatically reinvested in Fund shares unless he or she elects otherwise on a current basis. Shareholders whose shares are held in nominee names will likewise be treated as having elected to have their dividends and distributions reinvested. You may elect to receive cash distributions, net of withholding tax, by requesting an election form from the Fund’s Plan Agent, American Stock Transfer & Trust Co. You may terminate participation by notifying the Plan Agent in writing. If notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution it will be effective immediately. Information regarding income tax consequences should be directed to your tax consultant – the Plan will furnish information by January 31 following the year of distribution as to the category of income that the distributions represent. Your questions regarding the Plan should be directed to the Fund’s Plan Agent, American Stock Transfer & Trust Company, LLC, whose telephone number is (800) 937-5449 and whose address is 6201 15th Avenue, Brooklyn, NY 11219-5498.

21

CORPORATE INFORMATION

Executive Officers

Russell Cleveland	President and Chief Executive Officer and Chief Financial Officer

Lynne Marie Simon	Secretary and Chief Compliance Officer

Corporate Offices

RENN Fund, Inc.

Suite 210, LB-59

8080 North Central Expressway

Dallas, Texas 75206-1857

Phone:	(214) 891-8294
Fax:	(214) 891-8291
Email:	invrel@rencapital.com
Website:	www.rencapital.com

Registrar and Transfer Agent

American Stock Transfer &

Trust Company, LLC

6201 15th Ave.

Brooklyn, NY 11219-5498

Phone:        (800) 937-5449

Independent Registered Public Accounting Firm

BKD, LLP

14241 Dallas Parkway, Suite 1100

Dallas, TX 75254

Phone:         (972) 702-8262

22

RENN Fund, Inc.

N-CSR

December 31, 2015

Item 2. Code of Ethics.

The Fund has adopted a Code of Ethics applicable to the Fund’s principal executive officer, principal accounting officer, and persons designated by the Chief Executive Officer as performing similar functions, as required by Regulation S-K Item 406. The Fund posts such Code of Ethics on the Fund’s website located at www.rencapital.com and intends to disclose material amendments or waivers of the Code of Ethics by posting promptly to the Fund’s website. During the period covered by this report, there has been no amendment or waiver regarding such Code of Ethics.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that J. Philip McCormick is qualified to serve as financial expert on its audit committee and that he is “independent,” as defined by the U.S. Securities and Exchange Commission.

Item 4. Principal Accountant Fees and Services.

The following table presents fees paid by the Fund for professional services rendered by BKD, LLP, for the years ended December 31, 2015, and 2014, respectively.

	2015	2014
Fee Category	Fees	Fees

Audit Fee	$58,000	$59,000
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-
Total Fees	$58,000	$59,000

Audit Fees were for professional services rendered for the audit of the Fund’s annual financial statements. No non-audit fees were paid to the independent audit firm of BKD, LLP for 2015 or 2014.

The Audit Committee generally requires pre-approval of engagements for all auditor services, which proposed services must be described in detail and which auditor must have been determined by the Audit Committee as independent. One factor used by the Audit Committee in its assessment of an auditor’s independence is the amount of non-audit services performed for the Fund or its affiliates. Any non-audit services which were not specified at the onset but which are made known to the Audit Committee and approved by it prior to the completion of an audit will be deemed pre-approved to the extent that the amount is less than five percent of the total auditor service fees for the year. In the ordinary course of its duties the Chairman of the Audit Committee would be the member who would sign any pre-approval. However, in his absence or incapacity any one of the other members of the Audit Committee may sign if the approval is time-sensitive and a majority of the other available members of the Audit Committee agreed to which member would be the signatory.

The Fund does not ordinarily engage the auditor for non-audit services, and no non-audit services were approved or provided for the period covered by this report.

Item 5. Audit Committee of Listed Registrants.

The Registrant has an Audit Committee which was established by the Board of Directors of the Fund in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The members of the Registrant’s Audit Committee are Ernest Hill (Chairman), J. Philip McCormick and Charles Pierce, Jr.

23

RENN Fund, Inc.

N-CSR

December 31, 2015

Item 6. Schedule of Investments.

See the Annual Report to Shareholders under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund has delegated its proxy voting responsibility to its Investment Adviser, RENN Capital Group, Inc. (“RENN Group”). The Proxy Voting Policies and Procedures of RENN Group are set forth below. The guidelines are reviewed periodically by RENN Group and the Fund’s independent directors, and, accordingly, are subject to change. For purposes of these Proxy Voting Policies and Procedures described below, “we” “our” and “us” refers to RENN Group.

“Introduction

As an investment adviser registered under the Advisers Act, we have a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner free of conflicts of interest and in the best interests of our clients.

These policies and procedures for voting proxies for our investment advisory clients are intended to comply with Section 206 of, and Rule 206(4)-6 under, the Advisers Act.”

“Proxy Policy

We vote proxies relating to our portfolio securities in the best interest of our clients’ shareholders. We review on a case-by-case basis each proposal submitted to a shareholder vote to determine its impact on the portfolio securities held by our clients. Although we generally vote against proposals that may have a negative impact on our clients’ portfolio securities, we may vote for such a proposal if there exists compelling long-term reasons to do so.

Our proxy voting decisions are made by the senior officers who are responsible for monitoring each of our clients’ investments. To ensure that our vote is not the product of a conflict of interest, we require that: (i) anyone involved in the decision-making process disclose to our Chief Compliance Officer any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (ii) employees involved in the decision-making process or vote administration are prohibited from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties.”

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

As of the date of printing this report the Portfolio Manager for the Fund is:

Russell Cleveland, who has served as the Chairman of the Board, President, Chief Executive Officer, and a Class Three Director of the Fund, and majority stockholder of RENN Group since 1994. He is a Chartered Financial Analyst.

As an employee of the Adviser, the foregoing Portfolio Manager was also responsible for the day-to-day management of the portfolios of one foreign fund, which is not an investment company registered in the United States or a pooled investment vehicle. The foreign fund was in voluntary liquidation as of December 31, 2015. The total assets managed for those funds are $46,582,790 as of December 31, 2015.

24

RENN Fund, Inc.

N-CSR

December 31, 2015

Item 8. Portfolio Managers of Closed-End Management Investment Companies, continued

The Portfolio Manager is employed by RENN Capital Group, Inc., which is the Investment Adviser to the Fund. The Portfolio Manager is compensated by annual salaries and occasional bonuses. Bonuses are generally paid when one or more of the Adviser’s managed funds pay an incentive fee. Both of the Adviser’s managed funds have incentive fee arrangements. The Fund does not have an incentive fee arrangement. Investment opportunities that are appropriate for the Fund are considered concurrently with the assessment of the opportunity for the Adviser’s other clients, and the amount prorated to the Fund is determined according to SEC guidelines for permitted co-investments, which proration is reviewed by the Fund’s Board of Directors.

Russell Cleveland is the only Portfolio Manager that has beneficial ownership in the Fund, and the value of that ownership was between $100,001 and $500,000 at December 31, 2015.

Item 9. Purchases of Equity Securities by the Fund and Its Affiliated Purchasers.

Neither the Fund nor any Affiliated Purchaser, nor any person on their behalf, has purchased any of the Fund’s securities in the period covered by this report. The purchase of the Fund’s securities is authorized under its Dividend Reinvestment Plan and Cash Purchase Plan dated February 15, 1994, but no such shares were purchased during the period covered by this report.

An “Affiliated Purchaser” is defined as a person acting directly or indirectly, in concert with the Fund in the purchase of the Fund’s securities, or any person controlling, controlled by, or under common control with the Fund and thereby controlling the purchase of the Fund’s shares, but does not include an officer or director of the Fund who may properly authorize repurchase of the Fund’s shares pursuant to Rule 10b-18 of the Exchange Act of 1934.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item. The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Exchange Act. No such proposals were received.

Item 11. Controls and Procedures.

Under the supervision and with the participation of our management, including our Chief Executive Officer and Chief Financial Officer, we evaluated the effectiveness of our disclosure controls and procedures as required by Rule 13a-15(e) under the Exchange Act as of the end of the period covered by this report. Based upon that evaluation, our Chief Executive Officer and Chief Financial Officer concluded that our disclosure controls and procedures were effective as of that date to provide reasonable assurance that the information we are required to disclose in reports that we file under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in SEC rules and forms, and includes controls and procedures designed to ensure that information required to be disclosed by us in such reports is accumulated and communicated to our management, including the principal executive officer and principal financial officer, in sufficient time to allow timely decisions regarding required disclosure.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

25

RENN Fund, Inc.

N-CSR

December 31, 2015

Item 12. Exhibits.

EXHIBIT	DESCRIPTION OF EXHIBIT
(a)(1)	Code of Ethics for Senior Financial Officers (not attached - see Item 2).
(a)(2)	Certification of Principal Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSR RC
(a)(3)	Solicitation Made to Purchase Securities – not applicable.
(b)	Certification of Principal Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSR RC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Fund, Inc.

By: /s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and
Chief Financial Officer

Date: March 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

RENN Fund, Inc.

By: /s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and
Chief Financial Officer

Date: March 2, 2016

26